Accounts Receivable, Net (Details) - Schedule of accounts receivable ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
Schedule of accounts receivable [Abstract]
Accounts receivable	¥ 60,737	$ 8,806	¥ 66,399
Allowance for doubtful accounts	6,892	999	6,892
Accounts receivable, net	¥ 53,845	$ 7,807	¥ 59,507